Segment information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment information
5 Segment information
Aegon’s operating segments are based on the businesses as presented in internal reports that are regularly reviewed by the Executive Board which is regarded as the chief operating decision maker. All reportable segments are involved in insurance or reinsurance business, asset management or services related to these activities. The reportable segments are:

◆	Americas: one operating segment which covers business units in the United States, including any of the units’ activities located outside of the United States;
◆	The Netherlands: which covers businesses activities from Aegon the Netherlands;

◆	United Kingdom: which covers businesses activities from platform business and traditional insurance in the United Kingdom;

◆	International: one operating segment which covers businesses operating in Hong Kong, Singapore, China, India, Indonesia, Brazil, Hungary (sold in 2022), Poland, Turkey (sold in 2022), Romania, Spain and Portugal including any of the units’ activities located outside these countries;

◆	Asset Management: one operating segment which covers business activities from AAM Global Platforms and Strategic Partnerships;

◆	Holding and other activities: one operating segment which includes financing, employee and other administrative expenses of holding companies.
Aegon’s segment information is prepared by consolidating on a proportionate basis Aegon’s joint ventures and associated companies.
Aegon has changed the grouping of the operating segments included in the performance measure. As per January 1, 2022, Mongeral Aegon Group (MAG Seguros) is no longer reported within the Americas segment, but reported in the International segment. The 2021 comparative figures presented in this note have been adjusted to reflect this change, enabling a like for like comparison, which includes reclassifications between Americas and International for an operating result of EUR 2 million, life insurance gross premiums of EUR 191 million and Other revenues of EUR 11 million (2020 comparative figures amount to EUR 11 million, EUR 159 million and EUR 7 million, respectively). There is no impact on the consolidated numbers of Aegon.
Performance Measure
Aegon uses the non-IFRS performance measure operating result. Operating result reflects Aegon’s profit before tax from underlying business operations and mainly excludes components that relate to accounting mismatches that are dependent on market volatility, updates to best estimate actuarial and economic assumptions and model updates or events that are considered outside the normal course of business. There is no standardized meaning to these measures under IFRS or any other recognized set of accounting standards.
Aegon believes that its performance measure operating result provides meaningful information about the operating results of Aegon’s business, including insight into the financial measures that Aegon’s senior management uses in managing the business. Among other things, Aegon’s senior management is compensated based in part on Aegon’s results against targets using operating result. While many other insurers in Aegon’s peer group present substantially similar performance measures, the performance measures presented in this document may nevertheless differ from the performance measures presented by other insurers.
The reconciliation from result before tax from continuing operations, being the most comparable IFRS measure, to operating result is presented in the tables in this note.
The items that are excluded from operating result as described further below are: fair value items, realized gains or losses on investments, impairment charges/reversals, other income or charges and share in earnings of joint ventures and associates.
Fair value items
Fair value items include the over- or underperformance of investments and guarantees held at fair value for which management’s best estimate investment return is included in operating result.
In addition, hedge ineffectiveness on hedge transactions, fair value changes on economic hedges without natural offset in earnings and for which no hedge accounting is applied and fair value movements on real estate are included under fair value items.
Certain assets held by Aegon are carried at fair value and managed on a total return basis, with no offsetting changes in the valuation of related liabilities. These include assets such as investments in hedge funds, private equities, real estate (limited partnerships), convertible bonds and structured products. Operating result exclude any over- or underperformance compared to management’s best estimate investment return on assets. Based on current holdings and asset returns, the long-term expected return on an annual basis is 3-10%, depending on asset class, including cash income and market value changes. The expected earnings from these asset classes are net of deferred policy acquisition costs (DPAC) where applicable.
In addition, certain products offered by Aegon Americas contain guarantees and are reported on a fair value basis and include the total return annuities and guarantees on variable annuities. The earnings on these products are impacted by movements in equity markets and risk-free interest rates. Short-term developments in the financial markets may therefore cause volatility in earnings.
The fair value movements of certain guarantees and the fair value change of derivatives that hedge certain risks on these guarantees of Aegon’s businesses in the Netherlands and Japan are excluded from operating result, because management’s best estimate expected return for these guarantees is set at zero. In addition, fair value items include market related results on the loyalty bonus reserves in the United Kingdom. The value of these reserves are directly related to policyholder investments which value is directly impacted by movements in equity and bond markets.
Holding and other activities include certain issued bonds that are held at fair value through profit or loss (FVTPL). The interest rate risk on these bonds is hedged using swaps. The fair value movement resulting from changes in Aegon’s credit spread used in the valuation of these bonds are excluded from operating result and reported under fair value items.
The periodic intangibles unlocking in the US Life and TLB business is recorded in fair value items instead of operating result.
Realized gains or losses on investments
Realized gains or losses on investments includes realized gains and losses on available-for-sale investments, mortgage loans and other loan portfolios.
Impairment charges/(reversals)
Impairment charges/(reversals) include impairments on available-for-sale debt securities, shares including the effect of deferred policyholder acquisition costs, mortgage loans and other loan portfolios at amortized cost, joint ventures and associates. Impairment reversals include reversals on available-for-sale debt securities. For Aegon the Netherlands, the expected impairments on alternative assets classes (e.g. illiquid investments – including consumer loans and catastrophe bonds – and residential real estate) are allocated to operating result in order to present management’s best estimate investment return in operating result. Deviations from the expected impairments are presented as part of impairment charges / (reversals) in non-operating result.
Other income or charges
Other income or charges includes the following:

◆	Items which cannot be directly allocated to a specific line of business;
◆	The impact of actuarial and economic assumption and model updates used to support calculations of our liabilities for insurance and investment contracts sold to policyholders and related assets (refer to note 3 Critical accounting estimates and judgement in applying accounting policies); and

◆	Items that are outside the normal course of business, including restructuring charges.
In the Consolidated income statement, the restructuring charges are included in operating expenses. Actuarial assumption and model updates are recorded in ‘Policyholder claims and benefits’ in the Consolidated income statement.
Share in earnings of joint ventures and associates
Earnings from Aegon’s joint ventures in China, India, the Netherlands, Spain and Portugal, and Aegon’s associates in France, the Netherlands and United Kingdom are reported as part of operating result.
The following table presents Aegon’s segment results.

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2022
Operating result	790	783	206	167	193	(220)	(0)	1,918	(40)	1,878
Fair value items	(1,644)	1,897	10	21	(3)	(21)	(8)	251	(9)	242
Realized gains / (losses) on investments	(479)	(181)	3	-	-	7	(0)	(650)	(16)	(666)
Impairment charges	(32)	15	(11)	(8)	-	(18)	-	(55)	(2)	(57)
Impairment reversals	19	-	-	-	-	-	-	19	-	19
Non-operating items	(2,136)	1,731	1	13	(3)	(32)	(6)	(435)	(27)	(462)
Other income / (charges)	(526)	(1,970)	(37)	373	(19)	(141)	(0)	(2,321)	(18)	(2,339)
Result before tax	(1,872)	543	170	553	171	(393)	(8)	(837)	(85)	(922)
Income tax (expense) / benefit	462	(1,000)	1	(36)	(67)	74	(0)	(567)	85	(482)
Net result	(1,411)	(457)	171	516	104	(319)	(8)	(1,404)	-	(1,404)
Inter-segment operating result	(362)	(94)	(75)	55	188	288
Revenues
2022
Life insurance gross premiums	7,329	1,168	4,081	1,280	-	-	6	13,864	(1,016)	12,848
Accident and health insurance	1,407	257	-	184	-	-	-	1,848	(79)	1,769
General insurance	-	144	-	182	-	-	-	326	(182)	144
Total gross premiums	8,735	1,569	4,081	1,646	-	-	6	16,037	(1,276)	14,761
Investment income	3,467	1,728	1,951	297	12	474	(477)	7,453	(114)	7,338
Fee and commission income	2,021	325	217	42	693	-	(187)	3,111	(240)	2,871
Other revenues	-	-	-	26	5	-	-	31	(30)	1
Total revenues	14,223	3,622	6,250	2,011	710	474	(658)	26,633	(1,661)	24,972

Inter-segment revenues	(5)	3	-	-	187	473
The other charges of the Americas in 2022 are mainly due to unfavorable impacts from model and assumption updates and restructuring charges.
The other charges of The Netherlands in 2022 mainly reflects an impairment loss triggered by classifying Aegon the Netherlands as held for sale, refer for more information to note 51 Discontinued operations.
The income tax of The Netherlands includes a one-time tax charge of EUR 454 million related to the settlement of a tax position in connection with the transaction with a.s.r., refer to note 51 Discontinued operations.

Income statement - Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2021
Operating result	790	755	184	143	253	(218)	(1)	1,906	42	1,948
Fair value items	698	221	(62)	(18)	(1)	12	3	854	(123)	730
Realized gains / (losses) on investments	313	118	10	2	2	1	-	446	(9)	437
Impairment charges	(19)	(19)	-	-	(1)	(11)	-	(49)	(0)	(49)
Impairment reversals	33	59	-	1	-	8	-	101	-	101
Non-operating items	1,025	378	(51)	(15)	-	11	3	1,352	(132)	1,220
Other income / (charges)	(667)	(23)	1	65	(18)	(138)	-	(780)	12	(768)
Result before tax	1,149	1,110	134	193	235	(344)	2	2,478	(78)	2,400
Income tax (expense) / benefit	(137)	(276)	(12)	(36)	(65)	77	-	(449)	78	(371)
Net result	1,012	833	122	157	170	(267)	2	2,029	-	2,029
Inter-segment operating result	(20)	(95)	(96)	(31)	191	51
Revenues
2021
Life insurance gross premiums	6,917	1,323	4,613	1,372	-	-	-	14,225	(825)	13,400
Accident and health insurance	1,273	254	3	179	-	-	-	1,709	(67)	1,643
General insurance	-	136	-	432	-	-	-	569	(168)	401
Total gross premiums	8,190	1,713	4,616	1,984	-	-	-	16,504	(1,060)	15,444
Investment income	2,909	2,088	1,691	361	12	242	(261)	7,042	(75)	6,967
Fee and commission income	1,920	300	223	59	800	-	(183)	3,120	(335)	2,785
Other revenues	-	-	-	14	2	12	-	27	(15)	13
Total revenues	13,019	4,101	6,531	2,418	814	254	(444)	26,693	(1,484)	25,209

Inter-segment revenues	1	14	-	-	182	247
The Americas recorded other charges of EUR 667 million in 2021 mainly due to a one-time charge as a result of management actions to release capital and increase the predictability of capital generation from the US variable annuity business and unfavorable impacts from model and assumption updates.

Income statement -Operating result	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Eliminations	Segment total	Joint ventures and associates eliminations	Consolidated
2020
Operating result	781	665	144	175	182	(237)	1	1,710	31	1,741
Fair value items	(448)	(230)	(2)	(7)	22	(36)	-	(701)	(87)	(788)
Realized gains / (losses) on investments	93	14	-	46	1	(3)	-	150	(8)	142
Impairment charges	(173)	(50)	-	(16)	(1)	(25)	-	(265)	1	(264)
Impairment reversals	27	1	-	-	-	-	-	28	-	28
Non-operating items	(501)	(265)	(1)	22	22	(65)	-	(788)	(94)	(881)
Other income / (charges)	(1,110)	78	(68)	(1)	(8)	(130)	-	(1,239)	15	(1,224)
Result before tax	(829)	478	74	197	195	(433)	1	(317)	(47)	(364)
Income tax (expense) / benefit	288	(107)	(7)	(26)	(44)	78	-	181	47	229
Net result	(541)	371	67	170	151	(355)	1	(135)	-	(135)
Inter-segment operating result	(40)	(87)	(86)	(35)	193	62
Revenues
2020
Life insurance gross premiums	6,946	1,619	4,833	1,255	-	4	(3)	14,654	(726)	13,929
Accident and health insurance	1,380	245	25	193	-	-	-	1,844	(59)	1,784
General insurance	-	130	-	388	-	-	-	519	(132)	386
Total gross premiums	8,326	1,994	4,858	1,836	-	5	(3)	17,016	(917)	16,099
Investment income	2,986	2,083	1,795	362	7	261	(281)	7,212	(63)	7,149
Fee and commission income	1,653	255	194	50	750	(9)	(180)	2,713	(308)	2,405
Other revenues	-	-	-	9	2	3	-	14	(10)	4
Total revenues	12,964	4,332	6,847	2,257	759	260	(465)	26,955	(1,298)	25,657

Inter-segment revenues	1	21	-	-	188	264
The Group uses operating result in its segment reporting as an important indicator of its financial performance. The reconciliation from operating result to result before tax from continuing operations, being the most comparable IFRS measure, is presented in the table below. For those items that cannot be directly reconciled to the respective notes, the explanation is provided below the table. Aegon believes that operating result, together with the other information included in this report, provides a meaningful measure for the investing public to evaluate Aegon’s business relative to the businesses of its peers.

Presentation Non-Operating result	Note	2022	2021	2020
Result before tax from continuing operations		(1,543)	1,164	(958)

Result before tax from discontinued operations	51	2,396	1,237	594
Impairment loss on remeasurement of disposal group	51	(1,775)	-	-
Result before tax from continuing operations and discontinued operations		(922)	2,400	(364)
Elimination of share in earnings of joint ventures and associates		40	(42)	(31)
Premium income	6	(1)	5	(4)
Rental income	7	76	71	68
Dividend income	7	(2)	(76)	40
Fee and commission income	8	(41)	(30)	5
Recovered claims and benefits	9	-	31	143
Change in valuation of reinsurance ceded	9	208	43	(86)
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	10	1,234	4	421
Net fair value change on borrowings and other financial liabilities	10	(5)	13	(2)
Realized gains and losses on financial investments	10	718	(463)	(132)
Gains and (losses) on investments in real estate	10	51	(253)	(74)
Net fair value change of derivatives	10	465	471	(613)
Other income	11	(401)	(77)	(68)
Benefits and claims paid life	12	14	217	-
Change in valuation of liabilities for insurance contracts	12	(1,937)	(994)	1,422
Change in valuation of liabilities for investment contracts	12	(9)	8	7
Policyholder claims and benefits - Other	12	(20)	(38)	(19)
Commissions and expenses	14	651	715	450
Impairment (charges) reversals	15	34	(53)	318
Interest charges and related fees	16	-	-	82
Other charges	17	1,764	37	150
Results of CEE businesses which were previously reported in operating results		-	(85)	-
Operating result		1,918	1,906	1,710

◆	Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives is reported as part of the respective line in note 10 and reflects the over- or underperformance of investments and guarantees held at fair value for which the expected long-term return is included in operating result.
◆	Net fair value change of derivatives is reported as part of the respective line in note 10 and includes: 1) the over- or underperformance of derivatives of EUR 2,089 million gain (2021: EUR 8 million loss, 2020: EUR 38 million gain) for which the expected long-term return is included in operating result; 2) Net fair value change on economic hedges where no hedge accounting is applied of EUR 1,303 million loss (2021: EUR 466 million loss, 2020: EUR 652 million gain); 3) Ineffective portion of hedge transactions to which hedge accounting is applied of EUR 4 million gain (2021: EUR 2 million gain, 2020: EUR nil million).
◆	Net foreign currency gains and (losses) are reported as part of the respective line in note 10.
◆	Benefits and claims paid life relate to the lump-sum buy-out program for certain variable annuities in the Americas and is reported as part of the respective line in note 12.
◆	Change in valuation of liabilities for insurance contracts is reported as part of the respective line in note 12.
◆	Change in valuation of liabilities for investment contracts is reported as part of the respective line in note 12.
◆	Policyholder claims and benefits - Other are reported as part of the ‘Other’ line in note 12 and is related to policyholder tax.
◆	Commissions and expenses include: 1) Restructuring charges of EUR 273 million (2021: EUR 240 million charge, 2020: EUR 266 million charge) which are reported as part of Employee and Administration expenses lines in note 14; 2) Amortization of deferred expenses of EUR 136 million income (2021: income of EUR 260 million, 2020: income of EUR 35 million) which is reported as part of the respective line in note 14. This is offset against realized gains and losses and impairments on financial investments; 3) Amortization of VOBA and future servicing rights of EUR 11 million charge (2021: charge of EUR 87 million; 2020: income of EUR 20 million) which is reported as part of the respective line in note 14. Commissions and expenses include a DPAC/VOBA fair value adjustment of EUR 151 million loss (2021: gain of EUR 51 million; 2020: gain of EUR 159 million).
◆	Impairment (charges) reversals include: 1) Impairment charges and reversals on financial assets, excluding receivables of EUR 20 million charge (2021: reversal of EUR 45 million, 2020: charge of EUR 266 million) as shown in note 15; 2) Impairment charges and reversals on non-financial assets and receivables of EUR 48 million charge (2021: EUR 60 million charge; 2020: EUR 128 million charge) reported as part of the respective line in note 15.
◆	There are no interest charges and related fees that are classified for segment reporting purposes as non-operating results.
Impact from assumption and model updates
During 2022, Aegon implemented actuarial assumption and model updates resulting in a net EUR 480 million charge to result before tax (2021: EUR 298 million charge). This is mainly related to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net adverse impact of EUR 354 million and is mainly driven by charges from reinsurance rate increases and various actuarial assumption updates. The latter mainly related to updated policyholder behaviour and mortality assumption in Individual Life. Assumption changes and model updates in the Netherlands led to an unfavorable impact of EUR 118 million and is mainly related to adverse impacts of the annual update of the mortgage conditional prepayment rate and expense methodology.
The 2021 assumption changes and model updates resulted in a negative impact of EUR 298 million and mainly relates to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 250 million. This mainly reflects a charge of EUR 123 million related to an update of the minimum surrender rate assumption for variable annuities with guaranteed lifetime withdrawal benefits from 2% to 1.5% to reflect latest portfolio and industry experience. Assumption changes and model updates in the Netherlands led to a negative impact of EUR 52 million, mainly related to adverse impacts from a more granular modeling driven by the conversion of the administration of defined benefit pensions to TKP. This was partly offset by the favorable impact of model updates relating to interest guarantees and indexation assumptions for certain pension products.
The 2020 assumption changes and model updates amounted to a negative impact of EUR 580 million and mainly relates to Aegon’s businesses in the Americas and the Netherlands. Assumption changes and model updates in the Americas led to a net negative impact of EUR 805 million. This reflects a charge of EUR 460 million related to the lowering the long-term interest rate assumption from 4.25% to 2.75% and the corresponding adjustment of the separate account bond return assumptions. Non-economic assumption changes resulted in a charge of EUR 345 million, mainly related to Universal Life premium persistency and an increase in mortality rate assumptions, as well as lowering the morbidity improvement assumption for Long-Term Care from 1.5% to 0.75% per year for the next 15 years. Assumption changes and model updates in the Netherlands led to a favorable impact of EUR 225 million mainly related to favorable longevity assumption changes, partially offset by adverse impacts from mortgage prepayment model and expense assumption updates
.

Other selected income statement items	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2022
Amortization of deferred expenses, VOBA and future servicing rights	850	-	107	36	-	-	993
Depreciation	53	-	4	6	2	7	73
Impairment charges / (reversals) on financial assets, excluding receivables	12	-	-	7	-	-	20
Impairment charges / (reversals) on non- financial assets and receivables	17	-	11	1	-	18	48

2021
Amortization of deferred expenses, VOBA and future servicing rights	929	-	113	61	-	-	1,103
Depreciation	56	20	6	15	2	1	99
Impairment charges / (reversals) on financial assets, excluding receivables	(23)	(14)	-	-	-	(8)	(45)
Impairment charges / (reversals) on non- financial assets and receivables	37	12	-	-	1	11	60

2020
Amortization of deferred expenses, VOBA and future servicing rights	637	-	119	97	-	-	854
Depreciation	56	20	9	12	2	1	101
Impairment charges / (reversals) on financial assets, excluding receivables	151	86	-	15	-	11	262
Impairment charges / (reversals) on non- financial assets and receivables	72	21	17	-	4	14	128

Number of employees	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total
2022
Number of employees - headcount	6,153	3,609	2,621	4,281	1,464	958	19,087
Of which Aegon’s share of employees in joint ventures and associates	-	-	62	3,239	206	-	3,507

2021
Number of employees - headcount	7,675	3,534	2,476	6,590	1,675	321	22,271
Of which Aegon’s share of employees in joint ventures and associates	733	-	59	3,245	191	-	4,228

2020
Number of employees - headcount	7,960	3,521	2,307	6,598	1,527	409	22,322
Of which Aegon’s share of employees in joint ventures and associates	669	-	47	3,294	183	-	4,193

Summarized assets and liabilities per segment	Americas	The Netherlands 1)	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Eliminations	Total
2022

Assets

Cash and Cash equivalents	1,097	-	182	122	367	1,639	-	3,407

Assets held for sale	-	89,752	-	-	-	-	-	89,752

Investments	73,132	-	1,457	2,061	136	39	-	76,825

Investments for account of policyholders	89,535	-	90,007	464	-	-	-	180,006

Investments in joint ventures	-	-	-	972	471	(0)	-	1,443

Investments in associates	-	-	-	20	129	16	-	165

Deferred expenses	12,657	-	736	57	-	-	(564)	12,886

Other assets	30,796	-	2,883	7,648	136	19,722	(23,882)	37,302

Total assets	207,217	89,752	95,264	11,344	1,239	21,415	(24,446)	401,786

Liabilities

Insurance contracts	84,905	-	1,373	8,255	-	-	(7,223)	87,309

Insurance contracts for account of policyholders	66,842	-	33,122	446	-	-	-	100,409

Investment contracts	10,483	-	174	2	-	-	-	10,658

Investment contracts for account of policyholders	22,693	-	57,836	26	-	-	-	80,555

Liabilities held for sale	-	84,339	-	-	-	-	-	84,339

Other liabilities	16,194	-	1,511	851	414	7,225	(1,870)	24,325

Total liabilities	201,117	84,339	94,015	9,580	414	7,225	(9,093)	387,596
1	Please refer to note 51 Discontinued operations for the summarized assets and liabilities of Aegon the Netherlands
In 2022, an intragroup reinsurance agreement was concluded between Americas (Transamerica Life Insurance Company - TLIC) and International (Transamerica Life (Bermuda) - TLB) to reinsure a substantial portion of the life business from TLB to TLIC, predominantly existing of UL policies with secondary guarantees. Underlying assets and liabilities have been transferred from TLB to TLIC at book value without an impact on the consolidated statement of financial position of Aegon. The consideration received by TLIC was less than the reserves assumed from TLB, resulting in a day-one loss on the transaction for TLIC and a day-one gain for TLB, which are, in line with Aegon’s accounting policies, recorded as a deferred cost of reinsurance. The Americas segment in the table above includes an EUR 0.6 billion deferred cost of reinsurance asset reported as part of deferred expenses. The International segment includes an equal but offsetting deferred cost of reinsurance liability as part of other liabilities. Both the deferred cost of reinsurance asset and liability are eliminated in the Elimination column.

Summarized assets and liabilities per segment	Americas	The Netherlands	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Eliminations	Total
2021

Assets

Cash and Cash equivalents	1,127	3,718	210	282	311	1,242	-	6,889

Investments	80,938	66,384	1,876	8,315	296	21	-	157,831

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments in joint ventures	56	343	-	936	368	39	-	1,743

Investments in associates	-	1,103	9	18	151	20	(12)	1,289

Deferred expenses	9,052	235	825	391	-	-	-	10,503

Other assets	27,268	9,318	2,125	2,064	199	31,733	(33,663)	39,044

Total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252

Liabilities

Insurance contracts	74,967	40,547	1,490	9,028	-	-	(1,611)	124,422

Insurance contracts for account of policyholders	83,316	25,294	39,955	758	-	-	-	149,323

Investment contracts	9,804	11,767	194	2	-	-	-	21,767

Investment contracts for account of policyholders	32,280	2,273	69,819	220	-	-	-	104,592

Other liabilities	17,382	19,875	799	518	540	6,685	(4,022)	41,776

Total liabilities	217,750	99,757	112,257	10,526	540	6,685	(5,633)	441,881
As per January 1, 2022, MAG Seguros is no longer reported within the Americas segment, but is reported in the International segment. This change is applied prospectively in the investments overview
Amounts included in the tables on investments are presented on an IFRS basis, which means that investments in joint ventures and associates are not consolidated on a proportionate basis. Instead, these investments are included on a single line using the equity method of accounting.

Investments	Americas	The Netherlands 1)	United Kingdom	Interna- tional	Asset Manage- ment	Holding and other activities	Eliminations	Total

2022

Shares	345	-	25	10	7	1	-	388

Debt securities	51,008	-	777	1,847	15	-	-	53,647

Loans	12,475	-	-	43	-	38	-	12,556

Other financial assets	9,262	-	654	145	114	-	-	10,175

Investments in real estate	42	-	-	17	-	-	-	59

Investments general account	73,132	-	1,457	2,061	136	39	-	76,825

Shares	-	-	15,493	12	-	-	-	15,505

Debt securities	-	-	5,677	17	-	-	-	5,694

Unconsolidated investment funds	89,535	-	64,776	431	-	-	-	154,741

Other financial assets	-	-	3,617	5	-	-	-	3,622

Investments in real estate	-	-	443	-	-	-	-	443

Investments for account of policyholders	89,535	-	90,007	464	-	-	-	180,006

Investments on balance sheet	162,667	-	91,463	2,526	136	39	-	256,831

Off-balance sheet investments third parties	216,060	7,325	122,742	3,384	141,067	-	-	490,578

Total revenue-generating investments	378,727	7,325	214,205	5,910	141,203	39	-	747,409

Investments
Available-for-sale	56,564	-	991	1,991	96	-	-	59,643

Loans	12,475	-	-	43	-	38	-	12,556

Financial assets at fair value through profit or loss	93,585	-	90,029	475	40	1	-	184,130

Investments in real estate	42	-	443	17	-	-	-	502
Total investments on balance sheet	162,667	-	91,463	2,526	136	39	-	256,831

Investments in joint ventures	-	-	-	972	471	(0)	-	1,443

Investments in associates	-	-	-	20	129	16	-	165

Assets held for sale	-	89,752	-	-	-	-	-	89,752

Other assets	44,551	-	3,800	7,827	503	21,361	(24,446)	53,595

Consolidated total assets	207,217	89,752	95,264	11,344	1,239	21,415	(24,446)	401,786
1	Please refer to note 51 Discontinued operations for the assets of Aegon the Netherlands

Investments	Americas	The Netherlands	United Kingdom	International 1)	Asset Management	Holding and other activities	Eliminations	Total
2021
Shares	493	1,410	29	72	9	1	-	2,015
Debt securities	61,014	26,951	1,159	8,060	11	-	-	97,195
Loans	11,352	35,358	-	93	-	20	-	46,823
Other financial assets	8,040	79	687	73	276	-	-	9,155
Investments in real estate	39	2,588	-	16	-	-	-	2,643

Investments general account	80,938	66,384	1,876	8,315	296	21	-	157,831

Shares	-	9,078	20,221	243	-	-	(4)	29,539
Debt securities	-	12,044	7,649	128	-	-	-	19,821
Unconsolidated investment funds	115,596	1,059	74,698	597	-	-	-	191,950
Other financial assets	-	3,493	5,581	6	-	-	-	9,080
Investments in real estate	-	-	563	-	-	-	-	563

Investments for account of policyholders	115,596	25,673	108,713	974	-	-	(4)	250,953

Investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784
Off-balance sheet investments third parties	240,248	7,711	151,097	2,300	212,779	-	-	614,136
Total revenue-generating investments	436,782	99,769	261,687	11,589	213,076	21	(4)	1,022,920

Investments
Available-for-sale	65,694	24,443	1,299	8,191	257	-	-	99,884
Loans	11,352	35,358	-	93	-	20	-	46,823
Financial assets at fair value through profit or loss	119,450	29,669	108,727	987	40	1	(4)	258,871
Investments in real estate	39	2,588	563	16	-	-	-	3,206
Total investments on balance sheet	196,534	92,058	110,589	9,288	296	21	(4)	408,784

Investments in joint ventures	56	343	-	936	368	39	-	1,743
Investments in associates	-	1,103	9	18	151	20	(12)	1,289
Other assets	37,447	13,271	3,160	2,736	510	32,975	(33,663)	56,436
Consolidated total assets	234,037	106,775	113,758	12,979	1,326	33,056	(33,679)	468,252